12. Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Stock repurchased, value		$ 88,000
Payment for repurchase of shares	$ 32,000	88,000
Loss on settlement of liabilities	(208,322)	$ 0	$ 0
Warrants [Member]
Warrant value	$ 1,300,126
Weighted average remaining term	1 year 11 months 12 days
Warrant intrinsic value	$ 845,000
Options [Member]
Weighted average remaining term	8 years 6 months 18 days
Option intrinsic value	$ 3,138,833
Globe [Member]
Stock repurchased, shares	351,941
Payment for repurchase of shares	$ 120,000
Shamar Tobias [Member] | Options [Member]
Options granted	2,000,000
Fair value of options granted	$ 297,715
Daniel DiEdwardo [Member] | Options [Member]
Options granted	5,250,000
Fair value of options granted	$ 577,500
Scott Black [Member] | Options [Member]
Options granted	7,500,000
Fair value of options granted	$ 825,000
CMA [Member] | Options [Member]
Options granted	3,000,000
Fair value of options granted	$ 744,501
Globe Photo Asset Purchase Agreement [Member]
Stock repurchased, shares	94,118
Stock repurchased, value	$ 32,000
Consulting Agreement [Member]
Stock issued for services, shares	1,000,000
Stock issued for services, value	$ 25,000
Settlement of payable [Member]
Stock issued for settlement of consulting fees, shares	210,000
Stock issued for settlement of consulting fees, value	$ 23,100
Settlement of accrued liabilities [Member] | Options [Member]
Options granted	2,183,333
Fair value of options granted	$ 327,488
Loss on settlement of liabilities	$ (208,322)